Bonds Payable - Summary of Bonds Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Bonds payable [line items]
Less: Current portion	$ (34,900.0)		$ (58,401.1)
Noncurrent bonds payable	56,900.0	$ 1,858.9	91,800.0
Overseas [member]
Bonds payable [line items]
Unsecured bonds		$ 1,150.0
Cost [member]
Bonds payable [line items]
Unsecured bonds	91,800.0		150,207.8
Cost [member] | Taiwan [member]
Bonds payable [line items]
Unsecured bonds	$ 91,800.0		116,100.0
Cost [member] | Overseas [member]
Bonds payable [line items]
Unsecured bonds			34,107.8
Discounts on bonds payable [member]
Bonds payable [line items]
Unsecured bonds			$ 6.7